Employee benefits Narrative (Details) $ in Millions	1 Months Ended	2 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($) retireesandbeneficiaries	Nov. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 30, 2016 USD ($)	Nov. 08, 2016 plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)			$ 840	$ 985	$ 967
Post-employment benefit expense, defined contribution plans			66	62	62
Contributions to plan, net defined benefit liability (asset)			33	7
Interest cost (income)			38	41
Total expense (income) recognized in profit or loss			75	141	86
Gain (loss) on payments of settlements, net defined benefit liability (asset)			7	7
Payments in respect of settlements, net defined benefit liability (asset)			$ 0	0
Multiemployer plans, contribution period			18 years
Gain (loss) on remeasurement, net defined benefit liability (asset)			$ 174	113	253
Actuarial gains (losses) arising from changes in demographic assumptions, net defined benefit liability (asset)			10	91	95
Current service cost			9	10	14
Actuarial gains (losses) arising from changes in financial assumptions, net defined benefit liability (asset)			(265)	(138)	190
Return on plan assets, excluding interest income			(429)	(160)	32
Administrative expenses, net defined benefit liability (asset)			(35)	(32)	27
Multiemployer plans, plan contributions			4
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)			4,830	5,076	4,899
Contributions to plan, net defined benefit liability (asset)			0	0
Interest cost (income)			198	206	206
Total expense (income) recognized in profit or loss			200	487
Gain (loss) on payments of settlements, net defined benefit liability (asset)			7	7
Payments in respect of settlements, net defined benefit liability (asset)			691	352
Gain (loss) on remeasurement, net defined benefit liability (asset)			(255)	(47)
Actuarial gains (losses) arising from changes in demographic assumptions, net defined benefit liability (asset)			10	91
Current service cost			9	10
Actuarial gains (losses) arising from changes in financial assumptions, net defined benefit liability (asset)			(265)	(138)
Return on plan assets, excluding interest income			0	0
Administrative expenses, net defined benefit liability (asset)			0	0
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)			(3,990)	(4,091)	(3,932)
Contributions to plan, net defined benefit liability (asset)			33	7
Interest cost (income)			(160)	(165)	161
Total expense (income) recognized in profit or loss			(125)	(346)
Gain (loss) on payments of settlements, net defined benefit liability (asset)			0	0
Payments in respect of settlements, net defined benefit liability (asset)			(691)	(352)
Gain (loss) on remeasurement, net defined benefit liability (asset)			429	160
Actuarial gains (losses) arising from changes in demographic assumptions, net defined benefit liability (asset)			0	0
Current service cost			0	0
Actuarial gains (losses) arising from changes in financial assumptions, net defined benefit liability (asset)			0	0
Return on plan assets, excluding interest income			(429)	(160)
Administrative expenses, net defined benefit liability (asset)			(35)	$ (32)
UCI Pension Plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)						$ 65
Number of defined pension plans | plan							3
Gain (loss) on payments of settlements, net defined benefit liability (asset)			$ 12
Payments in respect of settlements, net defined benefit liability (asset)		$ 60
UCI Pension Plans [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)						278
UCI Pension Plans [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)						$ 213
Pactiv Retirement Plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Percentage of present value of pension plan obligations			96.00%	91.00%
Net defined benefit liability (asset)			$ 764	$ 832
Estimate of contributions expected to be paid to plan for next annual reporting period			49
Total expense (income) recognized in profit or loss			72	63	65
Number of retirees and beneficiaries | retireesandbeneficiaries	13,600
Gain (loss) on payments of settlements, net defined benefit liability (asset)				7
Payments in respect of settlements, net defined benefit liability (asset)				43
Pactiv Retirement Plan [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ 308		4,646	4,616
Pactiv Retirement Plan [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)			(3,882)	(3,784)
Other Plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)			76	138
Estimate of contributions expected to be paid to plan for next annual reporting period			9
Other Plans [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)			184	445
Other Plans [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)			(108)	(307)
PIUMPF [member]
Disclosure of net defined benefit liability (asset) [line items]
Multiemployer plan, settlement amount				88
Multiemployer plans, settlement liability			$ 61	63
Multiemployer plans, contribution period			20 years
Other Multi-Employer Plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Multiemployer plans, settlement liability			$ 9
General and Administrative Expense [member] | Pactiv Retirement Plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Total expense (income) recognized in profit or loss	$ 5
Postretirement Health Coverage [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)			106	105	111
Estimate of contributions expected to be paid to plan for next annual reporting period			6
Interest cost (income)			4	4	5
Total expense (income) recognized in profit or loss			5	5	7
Gain (loss) on remeasurement, net defined benefit liability (asset)			(2)	5	13
Actuarial gains (losses) arising from changes in demographic assumptions, net defined benefit liability (asset)			6	7	11
Current service cost			1	1	2
Actuarial gains (losses) arising from changes in financial assumptions, net defined benefit liability (asset)			$ (8)	$ (2)	$ 2